Goodwill and Intangible Assets - Summary of Future Amortization of Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	₱ 835	₱ 929	₱ 1,076
Future amortization of intangible assets	8,204
2018 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	856
2019 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	826
2020 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	680
2021 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	211
2022 and onwards [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	₱ 5,631